NOTE 32. PARENT ENTITY INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2021
Note 32. Parent Entity Information
NOTE 32. PARENT ENTITY INFORMATION (UNAUDITED)

NOTE 32. PARENT ENTITY INFORMATION (UNAUDITED)

Set out below is the supplementary information about the parent entity.

Statement of Comprehensive Income

	Company
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Loss after income tax	9,287,226	2,097,600	1,635,241
Other comprehensive income	-	-	-
Total comprehensive loss	9,287,226	2,097,600	1,635,241

Statement of Financial Position

	Company
	December 31, 2021	December 31, 2020
	A$	A$
Total non-current assets	1,245	2,382
Total current assets	39,664,914	28,456,242
Total assets	39,666,159	28,458,624
Total current liabilities	6,064,179	5,931,676
Total liabilities	6,064,179	5,931,676
Total assets less liabilities	33,601,980	22,526,948

Equity
Issued capital	48,144,406	32,089,997
Accumulated losses	(14,542,426)	(9,563,049)
Total equity	33,601,980	22,526,948

Guarantees entered into by the parent entity in relation to the debts of its subsidiary

Other than as disclosed in this Annual Report, the parent entity had not guarantee debts of its subsidiary companies.

Contingent liabilities

Other than as disclosed in this Annual Report, the parent entity had no contingent liabilities as at December 31, 2021 and December 31, 2020.

Capital commitments - plant and equipment

The parent entity has no capital commitments for plant and equipment as at December 31, 2021 and December 31, 2020.

Significant accounting policies

The accounting policies of the parent entity are consistent with those of the Group, as disclosed in Note 3, except for:

- Investments in subsidiaries are accounted for at cost, less any impairment, in the parent entity,

- Dividends received from subsidiaries are recognized as other income by the parent entity and its receipt may be an indicator of impairment.